DISCONTINUED OPERATIONS (Details 1) ¥ / shares in Units, ¥ in Thousands, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
IfrsStatementLineItems [Line Items]
Operating activities	$ (1,630)	¥ (11,846)	¥ 3,047
Investing activities	(1)	(4)	(1,048)
Financing activities	2,179	15,836	(1,602)
Net foreign exchange difference	6	40	117
Net increase in cash and cash equivalents	$ 548	¥ 3,986	¥ 397
Loss per share
– Basic, from the discontinued operations | (per share)			¥ (0.76)
– Diluted, from the discontinued operations | (per share)			¥ (0.76)
PSTT [Member]
IfrsStatementLineItems [Line Items]
Operating activities			¥ 5,702
Investing activities			(6)
Financing activities			(3,378)
Net foreign exchange difference			52
Net increase in cash and cash equivalents			¥ 2,370
Loss per share
– Basic, from the discontinued operations | ¥ / shares			¥ (0.76)
– Diluted, from the discontinued operations | ¥ / shares			¥ (0.76)
Loss for the period attributable to owners of the Company from discontinued operations			¥ (6,236)
Weighted average number of ordinary shares in issue during the period used in the basic and diluted earnings per share calculation (Note 7) | shares			8,197,897